Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grants to our NEOs and other members of the senior leadership team occur annually on March 1 after the issuance of our Annual Report on Form 10-K. The Compensation Committee works with the independent consultant to determine and recommend to the Board the amount of equity grants to the NEOs and other members of the senior leadership team. The Compensation Committee and the Board of Directors consider if any equity grantee is in possession of material non-public information ("MNPI") prior to approving the grant. If the Board of Directors determine that any grantee is in possession of MNPI, the equity grant timing will be delayed.
Award Timing Method	Equity grants to our NEOs and other members of the senior leadership team occur annually on March 1 after the issuance of our Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and the Board of Directors consider if any equity grantee is in possession of material non-public information ("MNPI") prior to approving the grant. If the Board of Directors determine that any grantee is in possession of MNPI, the equity grant timing will be delayed.
MNPI Disclosure Timed for Compensation Value	true